FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
Debt—We estimate the fair value of our debt obligations, excluding capital lease obligations, as follows, as of December 31, 2013 and December 25, 2012:

	2013		2012
	Recorded Value	Fair Value	Recorded Value	Fair Value
Level 2	$570,856	$601,775	$719,575	$765,744
Level 3	53,132	43,971	49,627	40,169
Total	$623,988	$645,746	$769,202	$805,913

Fair Value, by Balance Sheet Grouping [Table Text Block]
The estimated fair values of our assets and liabilities measured at fair value on a non-recurring basis as a result of impairment losses during the years ended December 31, 2013, December 25, 2012, and December 27, 2011 were as follows:

	2013		2012		2011
	Fair Value	Impairment Losses	Fair Value	Impairment Losses	Fair Value	Impairment Losses
Equity method investments	$—	$—	$1,077	$716	$—	$—
Property and equipment	2,028	3,937	368	717	—	—
Other assets - mineral rights	—	—	2,178	2,993	—	—
Intangible assets - trade names	—	—	490	360	1,100	50
Intangible assets - liquor licenses	642	2,443	563	140	1,065	1,223